Operating leases (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Operating leases [Abstract]
Lease expenses	$ 453,162	$ 416,437	$ 403,116